Real Estate and Lending Activities - Assets Acquired (Detail) (Ernest, USD $) In Thousands, unless otherwise specified	Feb. 29, 2012
Significant Acquisitions and Disposals [Line Items]
Total assets acquired	$ 396,500
Net investments in direct financing leases
Significant Acquisitions and Disposals [Line Items]
Total assets acquired	200,000
Mortgage loans
Significant Acquisitions and Disposals [Line Items]
Total assets acquired	100,000
Other loans
Significant Acquisitions and Disposals [Line Items]
Total assets acquired	93,200
Equity investments
Significant Acquisitions and Disposals [Line Items]
Total assets acquired	$ 3,300